DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 3) (Interest Rate Risk, CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unsecured senior revolving credit facility maturing 2014
Interest Rate Risk
Hypothetical change in annual interest rates, financial assets and liabilities (as a percent)	0.50%
Cash and Cash Equivalents
Interest Rate Risk
Hypothetical change in annual interest rates, financial assets and liabilities (as a percent)	0.50%
Maximum maturity period of short-term investments on which the entity is exposed to interest rate risk	3 months
Amount of Interest expense and other financing costs, net that would have been impacted due to a hypothetical change in annual interest rates	0.2